Loan Level Exceptions
Run Date - 2/20/2023
Recovco Loan ID	Loan #1	Loan #2	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Final Credit	Final Value	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXXXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXX	Client Reportable	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Per the guidelines, section XX, the amount of title insurance coverage must at least equal the original principle of the mortgage. The loan amount is $XXX,XXX, and the title insurance was for $XXX,XXX, which is a difference of $X,XXX

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The Note, pageXXX was not executed by the borrower.

*** (CURED) Rider to note is unsigned - EV R
													COMMENT: The loan did not contain a Default Interest Rider for the Note.
XXXXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXX	Client Reportable	2	2	2	2	2	2	*** (WAIVED) Appraised value not supported. Form Type and CU Score - EV W
COMMENT:   Original Appraisal Value $XXX,XXX not supported by AVM $XXX,XXX or BPO $XXX,XXX or X Point Reconciliation $XXX,XXX. Lender used the lower Reconciliation value of $XXX,XXX to close the loan and calculate the LTV. - EV 2
*** (WAIVED) Loan does not conform to program guidelines - EV W
														COMMENT: The guidelines, section XX. XXXX, minimum equity requires a minimum of $XX,XXX equity. The loan amount is $XXX,XXX the appraised value is $XXX,XXX, leaving $XX,XXX in equity. - EV 2
XXXXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXX	Client Reportable	1	1	1	1	1	1